Statement of Additional Information Supplement dated March 29, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Mid-Cap Value Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Technology Sector Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS — Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of February 28, 2011:

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen Mid Cap Growth Fund
James Leach[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Leach began serving as portfolio manager of Invesco Van Kampen Mid Cap Growth Fund on March 22, 2011.”
ASEF MSVK SUP-3 032911

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